Segment Information - Summary of Operating Segments (Parenthetical) (Detail) kr in Billions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Disclosure of operating segments [abstract]
Costs related to resolution of SEC and DOJ investigations	kr 10.7